Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations Table
The following table provides a summary of changes in asset retirement obligations:

	Year Ended December 31,
thousands	2018	2017
Carrying amount of asset retirement obligations at beginning of year	$154,571	$150,082
Liabilities incurred	34,558	17,932
Liabilities settled	(12,432)	(10,468)
Accretion expense	7,909	7,339
Revisions in estimated liabilities	141,356	(10,314)
Carrying amount of asset retirement obligations at end of year	$325,962	$154,571